Total
FullerThaler Behavioral Small-Cap Equity Fund
FullerThaler Behavioral Small-Cap Equity Fund
FullerThaler Behavioral Small-Cap Growth Fund
FullerThaler Behavioral Small-Cap Growth Fund
FullerThaler Behavioral Mid-Cap Equity Fund
FullerThaler Behavioral Mid-Cap Equity Fund
FullerThaler Behavioral Micro-Cap Equity Fund
FullerThaler Behavioral Micro-Cap Equity Fund
FullerThaler Behavioral Unconstrained Equity Fund
FullerThaler Behavioral Unconstrained Equity Fund
FullerThaler Behavioral Mid-Cap Value Fund
Fees and Expenses of the Mid-Cap Value Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - FullerThaler Behavioral Mid-Cap Value Fund	FullerThaler Behavioral Mid-Cap Value Fund A Shares	FullerThaler Behavioral Mid-Cap Value Fund C Shares	FullerThaler Behavioral Mid-Cap Value Fund Investor Shares	FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares	FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FullerThaler Behavioral Mid-Cap Value Fund		FullerThaler Behavioral Mid-Cap Value Fund A Shares		FullerThaler Behavioral Mid-Cap Value Fund C Shares	FullerThaler Behavioral Mid-Cap Value Fund Investor Shares		FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares		FullerThaler Behavioral Mid-Cap Value Fund R6 Shares
Management Fees	[1]	0.74%		0.74%	0.74%		0.74%		0.74%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.21%	[2],[3]	0.08%	0.25%	[3]	0.22%	[3]	0.08%
Total Annual Fund Operating Expenses		1.20%		1.82%	1.24%		0.96%		0.82%
Expense Reductions	[4]	none		(0.12%)	(0.09%)		(0.17%)		(0.13%)
Total Annual Fund Operating Expenses After Expense Reductions	[4]	1.20%		1.70%	1.15%		0.79%		0.69%
[1]	FullerThaler has agreed to contractually waive its management fee of 0.75% for all share classes of the Mid-Cap Value Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025. See Footnote (4) below.
[2]	Other Expenses for Class A Shares of the Fund have been adjusted to include estimated recoupment of 0.01%.
[3]	The Capitol Series Trust (the “Trust”) has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[4]	Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.20%, 1.70%, 1.15%, 0.79%, and 0.69% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expenses were contractually limited to 1.20%, 1.70%, 1.15%, 0.90% and 0.75% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - FullerThaler Behavioral Mid-Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FullerThaler Behavioral Mid-Cap Value Fund A Shares	690	934	1,197	1,946
FullerThaler Behavioral Mid-Cap Value Fund C Shares	173	561	974	2,127
FullerThaler Behavioral Mid-Cap Value Fund Investor Shares	117	385	672	1,492
FullerThaler Behavioral Mid-Cap Value Fund Institutional Shares	81	289	514	1,163
FullerThaler Behavioral Mid-Cap Value Fund R6 Shares	70	249	442	1,001

FullerThaler Behavioral Small-Mid Core Equity Fund
Fees and Expenses of the Small–Mid Core Equity Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations of this Prospectus. More information about these and other discounts is available from your financial intermediary and as described under “CLASSES OF SHARES” in this Prospectus. No initial sales charge is assessed on aggregated purchases of $1 million or more in all FullerThaler Funds. You are also eligible for a discount on A Shares sales charges beginning with a minimum purchase of $50,000. The Fund also permits you to reduce the front-end sales charge you pay on A Shares by exercising your Rights of Accumulation or Letter of Intent privileges with respect to your investments in FullerThaler Funds, as described under “CLASSES OF SHARES – A Shares” in this Prospectus.

Shareholder Fees (fees paid directly from your investments)
Shareholder Fees - FullerThaler Behavioral Small-Mid Core Equity Fund	FullerThaler Behavioral Small-Mid Core Equity Fund A Shares	FullerThaler Behavioral Small-Mid Core Equity Fund C Shares [1]	FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares [1]	FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares	FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares [1]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the sale price)	1.00%	1.00%	none	none	none
[1]	The Fund’s C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s C Shares, Investor Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FullerThaler Behavioral Small-Mid Core Equity Fund		FullerThaler Behavioral Small-Mid Core Equity Fund A Shares		FullerThaler Behavioral Small-Mid Core Equity Fund C Shares [2]	FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares	[2]	FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares		FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares [2]
Management Fees	[1]	0.74%		0.74%	0.74%		0.74%		0.74%
Distribution and/or Service (12b-1) Fees		0.25%		1.00%	0.25%		none		none
Other Expenses		0.57%	[3]	0.49%	0.69%	[3]	0.55%	[3]	0.49%
Total Annual Fund Operating Expenses		1.56%		2.23%	1.68%		1.29%		1.23%
Expense Reductions	[4]	(0.30%)		(0.47%)	(0.47%)		(0.42%)		(0.46%)
Total Annual Fund Operating Expenses After Expense Reductions	[4]	1.26%		1.76%	1.21%		0.87%		0.77%
[1]	FullerThaler has agreed to contractually waive its management fee of 0.80% for all share classes of the Small-Mid Core Equity Fund so that the management fee for all share classes of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund dated January 29, 2024, as amended March 27, 2024, and expiring on January 31, 2025. See Footnote (4) below.
[2]	The Fund’s C Shares, Investor Shares and R6 Shares have been approved by the Capitol Series Trust’s (the “Trust”) Board of Trustees but are not yet available for purchase and are not being offered at this time. The Fund’s C Shares, Investor Shares, and R6 Shares will be offered for sale at a later date. Because the Fund’s C Shares, Investor Shares and R6 Shares have no operating history, ‘Other Expenses’ for these share classes are based on estimated expenses for the current fiscal year.
[3]	The Trust has adopted an Administrative Services Plan (the “Services Plan”) for A Shares, Investor Shares, and Institutional Shares of the Funds. The Services Plan allows the A Shares, Investor Shares and Institutional Shares of the Fund to pay service organizations for the provision of certain administrative, recordkeeping and other non-distribution related shareholder services to A Share, Investor Share and Institutional Share shareholders. The Services Plan permits the Fund to make service fee payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its A Shares and up to 0.20% of the Fund’s average daily net assets attributable to its Investor Shares or Institutional Shares. “Other Expenses” reported in the table above for A Shares, Investor Shares and Institutional Shares include an allocation of up to 0.03% of this services fee payable to the Fund’s investment adviser, Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) for certain non-distribution related shareholder services that it provides pursuant to a Shareholder Services Agreement between the Trust and FullerThaler adopted pursuant to the Services Plan. This Shareholder Services Agreement and fee allocation to FullerThaler were authorized by the Board of Trustees (the “Board”) of the Trust pursuant to the Services Plan in March 2023, and is in effect for the Fund. For additional information regarding the Services Plan, refer to “Service Fees – A Shares, Investor Shares and Institutional Shares” in the Fund’s prospectus.
[4]	Effective January 29, 2024, FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses do not exceed 1.26%, 1.76%, 1.21%, 0.87% and 0.77% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively, of the Fund’s average daily net assets through January 31, 2025. Prior to January 29, 2024, the Fund’s total annual operating expenses were contractually limited to 1.26%, 1.76%, 1.21%, 0.93% and 0.83% for A Shares, C Shares, Investor Shares, Institutional Shares and R6 Shares, respectively. The expense limitation does not apply to (i) interest (other than custodial overdraft fees and expenses associated with the Fund’s participation in an alternative liquidity program), (ii) taxes, (iii) brokerage fees and commissions, (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (v) dividend expense on short sales and (vi) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Example:

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - FullerThaler Behavioral Small-Mid Core Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FullerThaler Behavioral Small-Mid Core Equity Fund A Shares	696	1,012	1,349	2,301
FullerThaler Behavioral Small-Mid Core Equity Fund C Shares	179	652	1,152	2,528
FullerThaler Behavioral Small-Mid Core Equity Fund Investor Shares	123	484	868	1,948
FullerThaler Behavioral Small-Mid Core Equity Fund Institutional Shares	89	368	667	1,520
FullerThaler Behavioral Small-Mid Core Equity Fund R6 Shares	79	345	631	1,448